Balances and transactions with related parties: (Tables)	12 Months Ended
Dec. 31, 2022
Balances and transactions with related parties:
Schedule of balances receivable and payable

	December 31,
	2021		2022
Accounts payable and accumulated expenses (Note 9):(*)
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps.	127,446	Ps.	169,696
Lava Tap de Chiapas, S. A. de C. V.
(Key management personnel/services)		455
	Ps.	127,901	Ps.	169,696

(*)     These are accounts with terms of less than one year under similar market conditions.

Schedule of transactions with related parties

	December 31,
	2020		2021		2022

Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps.	7,968	Ps.	11,800	Ps.	15,899
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		4,862		6,468		7,616
Coordinados de México de Oriente, S. A. de C. V. (Stockholder)		164		162		189

Expenses:
Technical assistance (Note 14.4)	Ps.	(175,615)	Ps.	(391,698)	Ps.	(643,891)

Related parties:
Administrative services
Leasing	Ps.	(6,061)	Ps.	(5,863)	Ps.	(4,610)
Cleaning services		(11,848)		(12,307)

Schedule of compensation of key personnel

	December 31,
	2020		2021		2022

Short term salaries and other benefits paid to key personnel (Note 17.17)	Ps.	137,272	Ps.	122,271	Ps.	166,922
Fees paid to the Board of Directors and Committees		8,571		8,144		8,671